Loans, net - Reconciliation of changes in allowance account for credit losses of loans receivable (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Beginning of year balances, Loans		S/ 46,520,382
End of year balances, Loans		49,229,448	S/ 46,520,382
Beginning of year balances		61,046	53,974
New originated or purchased assets		1,095	1,689
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		41,383	7,381
Write-offs		(13,043)
Recovery of written-off loans
Foreign exchange effect		(434)	(416)
End of year balances		95,090	61,046
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances		9,877	10,822
New originated or purchased assets		1,095	1,689
Transfers to Stage 1			4,198
Transfers to Stage 2		(1,053)	(183)
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		457	(1,739)
Write-offs
Recovery of written-off loans
Foreign exchange effect		(142)	(30)
End of year balances		9,383	9,877
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances		37,987	29,600
New originated or purchased assets
Transfers to Stage 1			(4,198)
Transfers to Stage 2		1,053	183
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year		40,926	9,120
Write-offs
Recovery of written-off loans
Foreign exchange effect		(409)	(16)
End of year balances		85,707	37,987
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances		13,182	13,552
New originated or purchased assets
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Impact on the expected credit loss for credits that change stage in the year
Write-offs		(13,043)
Recovery of written-off loans
Foreign exchange effect		117	(370)
End of year balances			13,182
Direct loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		48,249,158	47,025,350
New originated or purchased assets		24,385,615	22,372,321
Assets derecognized or matured (excluding write-offs)		(16,145,235)	(15,457,581)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Write offs		(2,405,564)	(1,714,968)
Others	[1]	(3,765,864)	(3,797,666)
Foreign exchange effect		97,254	(178,298)
End of year balances, Loans		50,415,364	48,249,158
Beginning of year balances		2,349,425	2,027,855
New originated or purchased assets		345,800	624,484
Assets derecognized or matured (excluding write-offs)		(205,649)	(238,860)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[2]	1,571,218	1,575,906
Others	[3]	12,523	37,701
Total		1,723,892	1,999,231
Write-offs		(2,524,919)	(1,813,670)
Recovery of written-off loans		179,683	138,886
Foreign exchange effect		2,086	(2,877)
End of year balances		1,730,167	2,349,425
Direct loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		41,248,010	41,798,055
New originated or purchased assets		24,385,615	22,372,321
Assets derecognized or matured (excluding write-offs)		(14,540,979)	(14,406,950)
Transfers to Stage 1		1,191,935	762,554
Transfers to Stage 2		(3,580,445)	(4,664,954)
Transfers to Stage 3		(1,051,604)	(1,235,354)
Write offs		0	0
Others	[1]	(3,181,151)	(3,217,003)
Foreign exchange effect		86,683	(160,659)
End of year balances, Loans		44,558,064	41,248,010
Beginning of year balances		545,242	608,558
New originated or purchased assets		345,800	624,484
Assets derecognized or matured (excluding write-offs)		(117,510)	(147,086)
Transfers to Stage 1		115,241	106,745
Transfers to Stage 2		(142,315)	(327,728)
Transfers to Stage 3		(88,212)	(163,156)
Impact on the expected credit loss for credits that change stage in the year	[2]	(98,820)	(90,594)
Others	[3]	(120,334)	(65,775)
Total		(106,150)	(63,110)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		232	(206)
End of year balances		439,324	545,242
Direct loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		5,490,460	4,037,168
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(1,529,947)	(977,654)
Transfers to Stage 1		(1,190,305)	(760,269)
Transfers to Stage 2		3,607,482	4,706,631
Transfers to Stage 3		(1,294,253)	(1,054,563)
Write offs		0	0
Others	[1]	(481,308)	(449,390)
Foreign exchange effect		7,478	(11,463)
End of year balances, Loans		4,609,607	5,490,460
Beginning of year balances		833,912	737,286
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(63,854)	(66,329)
Transfers to Stage 1		(114,022)	(104,939)
Transfers to Stage 2		149,763	339,051
Transfers to Stage 3		(380,565)	(269,881)
Impact on the expected credit loss for credits that change stage in the year	[2]	193,935	259,309
Others	[3]	(52,823)	(60,358)
Total		(267,566)	96,853
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		290	(227)
End of year balances		566,636	833,912
Direct loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		1,510,688	1,190,127
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(74,309)	(72,977)
Transfers to Stage 1		(1,630)	(2,285)
Transfers to Stage 2		(27,037)	(41,677)
Transfers to Stage 3		2,345,857	2,289,917
Write offs		(2,405,564)	(1,714,968)
Others	[1]	(103,405)	(131,273)
Foreign exchange effect		3,093	(6,176)
End of year balances, Loans		1,247,693	1,510,688
Beginning of year balances		970,271	682,011
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(24,285)	(25,445)
Transfers to Stage 1		(1,219)	(1,806)
Transfers to Stage 2		(7,448)	(11,323)
Transfers to Stage 3		468,777	433,037
Impact on the expected credit loss for credits that change stage in the year	[2]	1,476,103	1,407,191
Others	[3]	185,680	163,834
Total		2,097,608	1,965,488
Write-offs		(2,524,919)	(1,813,670)
Recovery of written-off loans		179,683	138,886
Foreign exchange effect		1,564	(2,444)
End of year balances		724,207	970,271
Commercial loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		21,155,476
End of year balances, Loans		22,770,495	21,155,476
Beginning of year balances		278,466	247,084
New originated or purchased assets		35,739	47,129
Assets derecognized or matured (excluding write-offs)		50,613	(39,705)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[4]	5,748	46,093
Others	[5]	(21,110)	37,739
Total		(30,236)	91,256
Write-offs		(78,217)	(62,960)
Recovery of written-off loans		4,254	5,189
Foreign exchange effect		1,544	(2,103)
End of year balances		175,811	278,466
Commercial loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		18,208,958
End of year balances, Loans		20,431,597	18,208,958
Beginning of year balances		51,611	45,474
New originated or purchased assets		35,739	47,129
Assets derecognized or matured (excluding write-offs)		(27,765)	(26,668)
Transfers to Stage 1		5,405	2,920
Transfers to Stage 2		(20,669)	(27,598)
Transfers to Stage 3		(2,208)	(10,620)
Impact on the expected credit loss for credits that change stage in the year	[4]	(4,722)	(1,988)
Others	[5]	(20,973)	23,154
Total		(35,193)	6,329
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		222	(192)
End of year balances		16,640	51,611
Commercial loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,548,359
End of year balances, Loans		2,016,434	2,548,359
Beginning of year balances		64,470	47,311
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(18,765)	(10,113)
Transfers to Stage 1		(5,405)	(2,687)
Transfers to Stage 2		21,431	30,826
Transfers to Stage 3		(14,571)	(16,046)
Impact on the expected credit loss for credits that change stage in the year	[4]	(1,638)	7,333
Others	[5]	(9,539)	8,006
Total		(28,487)	17,319
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		175	(160)
End of year balances		36,158	64,470
Commercial loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		398,159
End of year balances, Loans		322,464	398,159
Beginning of year balances		162,385	154,299
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(4,083)	(2,924)
Transfers to Stage 1		0	(233)
Transfers to Stage 2		(762)	(3,228)
Transfers to Stage 3		16,779	26,666
Impact on the expected credit loss for credits that change stage in the year	[4]	12,108	40,748
Others	[5]	9,402	6,579
Total		33,444	67,608
Write-offs		(78,217)	(62,960)
Recovery of written-off loans		4,254	5,189
Foreign exchange effect		1,147	(1,751)
End of year balances		123,013	162,385
Consumer
Disclosure of financial assets [line items]
Beginning of year balances, Loans		16,325,460
End of year balances, Loans		15,036,411	16,325,460
Beginning of year balances		1,862,384	1,622,381
New originated or purchased assets		219,439	552,847
Assets derecognized or matured (excluding write-offs)		(121,477)	(163,883)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[6]	1,461,306	1,403,885
Others	[7]	95,934	(28,733)
Total		1,655,202	1,764,116
Write-offs		(2,310,032)	(1,647,576)
Recovery of written-off loans		165,081	123,679
Foreign exchange effect		221	(216)
End of year balances		1,372,856	1,862,384
Consumer | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		13,355,812
End of year balances, Loans		12,899,027	13,355,812
Beginning of year balances		466,606	534,005
New originated or purchased assets		219,439	552,847
Assets derecognized or matured (excluding write-offs)		(75,335)	(98,984)
Transfers to Stage 1		96,900	95,173
Transfers to Stage 2		(101,634)	(282,373)
Transfers to Stage 3		(73,066)	(135,476)
Impact on the expected credit loss for credits that change stage in the year	[6]	(81,900)	(81,051)
Others	[7]	(47,271)	(117,534)
Total		(62,867)	(67,398)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		1	(1)
End of year balances		403,740	466,606
Consumer | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		2,236,552
End of year balances, Loans		1,622,693	2,236,552
Beginning of year balances		713,361	657,474
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(38,022)	(54,036)
Transfers to Stage 1		(95,895)	(93,918)
Transfers to Stage 2		104,024	287,164
Transfers to Stage 3		(338,289)	(231,432)
Impact on the expected credit loss for credits that change stage in the year	[6]	174,052	221,421
Others	[7]	(44,916)	(73,259)
Total		(239,046)	55,940
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		101	(53)
End of year balances		474,416	713,361
Consumer | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		733,096
End of year balances, Loans		514,691	733,096
Beginning of year balances		682,417	430,902
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(8,120)	(10,863)
Transfers to Stage 1		(1,005)	(1,255)
Transfers to Stage 2		(2,390)	(4,791)
Transfers to Stage 3		411,355	366,908
Impact on the expected credit loss for credits that change stage in the year	[6]	1,369,154	1,263,515
Others	[7]	188,121	162,060
Total		1,957,115	1,775,574
Write-offs		(2,310,032)	(1,647,576)
Recovery of written-off loans		165,081	123,679
Foreign exchange effect		119	(162)
End of year balances		494,700	682,417
Mortgage loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		9,834,398
End of year balances, Loans		10,571,300	9,834,398
Beginning of year balances		87,198	61,622
New originated or purchased assets		4,114	3,949
Assets derecognized or matured (excluding write-offs)		(11,385)	(11,639)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year		22,256	31,022
Others	[6]	(6,945)	6,370
Total	[7]	8,040	29,702
Write-offs		(1,755)	(3,580)
Recovery of written-off loans		0	0
Foreign exchange effect		317	(546)
End of year balances		93,800	87,198
Mortgage loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		8,981,439
End of year balances, Loans		9,577,118	8,981,439
Beginning of year balances		6,794	4,236
New originated or purchased assets		4,114	3,949
Assets derecognized or matured (excluding write-offs)		(429)	(181)
Transfers to Stage 1		9,983	6,414
Transfers to Stage 2		(2,348)	(2,052)
Transfers to Stage 3		(2,025)	(1,915)
Impact on the expected credit loss for credits that change stage in the year		(9,606)	(5,956)
Others	[6]	(969)	2,312
Total	[7]	(1,280)	2,571
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		9	(13)
End of year balances		5,523	6,794
Mortgage loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		579,554
End of year balances, Loans		669,087	579,554
Beginning of year balances		25,753	12,285
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(1,689)	(833)
Transfers to Stage 1		(9,983)	(6,414)
Transfers to Stage 2		6,551	5,115
Transfers to Stage 3		(3,142)	(2,423)
Impact on the expected credit loss for credits that change stage in the year		16,451	15,996
Others	[6]	10,001	2,040
Total	[7]	18,189	13,481
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		14	(13)
End of year balances		43,956	25,753
Mortgage loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		273,405
End of year balances, Loans		325,095	273,405
Beginning of year balances		54,651	45,101
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(9,267)	(10,625)
Transfers to Stage 1		0	0
Transfers to Stage 2		(4,203)	(3,063)
Transfers to Stage 3		5,167	4,338
Impact on the expected credit loss for credits that change stage in the year		15,411	20,982
Others	[6]	(15,977)	2,018
Total	[7]	(8,869)	13,650
Write-offs		(1,755)	(3,580)
Recovery of written-off loans		0	0
Foreign exchange effect		294	(520)
End of year balances		44,321	54,651
Small and micro-business loans [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		933,824
End of year balances, Loans		2,037,158	933,824
Beginning of year balances		121,377	96,768
New originated or purchased assets		86,508	20,559
Assets derecognized or matured (excluding write-offs)		(22,174)	(23,633)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year	[8]	81,908	94,906
Others	[9]	(55,356)	22,325
Total		90,886	114,157
Write-offs		(134,915)	(99,554)
Recovery of written-off loans		10,348	10,018
Foreign exchange effect		4	(12)
End of year balances		87,700	121,377
Small and micro-business loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		701,801
End of year balances, Loans		1,650,322	701,801
Beginning of year balances		20,231	24,843
New originated or purchased assets		86,508	20,559
Assets derecognized or matured (excluding write-offs)		(13,981)	(21,253)
Transfers to Stage 1		2,953	2,238
Transfers to Stage 2		(17,664)	(15,705)
Transfers to Stage 3		(10,913)	(15,145)
Impact on the expected credit loss for credits that change stage in the year	[8]	(2,592)	(1,599)
Others	[9]	(51,121)	26,293
Total		(6,810)	(4,612)
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		0	0
End of year balances		13,421	20,231
Small and micro-business loans [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		125,995
End of year balances, Loans		301,393	125,995
Beginning of year balances		30,328	20,216
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(5,378)	(1,347)
Transfers to Stage 1		(2,739)	(1,920)
Transfers to Stage 2		17,757	15,946
Transfers to Stage 3		(24,563)	(19,980)
Impact on the expected credit loss for credits that change stage in the year	[8]	5,070	14,559
Others	[9]	(8,369)	2,855
Total		(18,222)	10,113
Write-offs		0	0
Recovery of written-off loans		0	0
Foreign exchange effect		0	(1)
End of year balances		12,106	30,328
Small and micro-business loans [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		106,028
End of year balances, Loans		85,443	106,028
Beginning of year balances		70,818	51,709
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(2,815)	(1,033)
Transfers to Stage 1		(214)	(318)
Transfers to Stage 2		(93)	(241)
Transfers to Stage 3		35,476	35,125
Impact on the expected credit loss for credits that change stage in the year	[8]	79,430	81,946
Others	[9]	4,134	(6,823)
Total		115,918	108,656
Write-offs		(134,915)	(99,554)
Recovery of written-off loans		10,348	10,018
Foreign exchange effect		4	(11)
End of year balances		62,173	70,818
Line Of Credit Facilities [Member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,743,480	4,487,347
New originated or purchased assets		2,669,212	2,122,067
Assets derecognized or matured (excluding write-offs)		(2,377,622)	(1,743,365)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Others	[10]	15,629	(81,020)
Foreign exchange effect		17,995	(41,549)
End of year balances, Loans		5,068,694	4,743,480
Beginning of year balances		17,932	35,495
New originated or purchased assets		2,110	4,770
Assets derecognized or matured (excluding write-offs)		(5,089)	(6,824)
Transfers to Stage 1		0	0
Transfers to Stage 2		0	0
Transfers to Stage 3		0	0
Impact on the expected credit loss for credits that change stage in the year		92	(210)
Others	[11]	(826)	(15,149)
Total		(3,713)	(17,413)
Foreign exchange effect		29	(150)
End of year balances		14,248	17,932
Line Of Credit Facilities [Member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		4,024,255	3,959,441
New originated or purchased assets		2,669,212	2,122,067
Assets derecognized or matured (excluding write-offs)		(2,044,010)	(1,606,539)
Transfers to Stage 1		172,930	30,259
Transfers to Stage 2		(100,437)	(392,176)
Transfers to Stage 3		(277)	(12)
Others	[10]	23,959	(54,162)
Foreign exchange effect		16,555	(34,623)
End of year balances, Loans		4,762,187	4,024,255
Beginning of year balances		6,624	8,354
New originated or purchased assets		2,110	4,770
Assets derecognized or matured (excluding write-offs)		(3,275)	(1,988)
Transfers to Stage 1		1,265	180
Transfers to Stage 2		(697)	(1,986)
Transfers to Stage 3		(229)	(1)
Impact on the expected credit loss for credits that change stage in the year		(1,001)	(57)
Others	[11]	(2,155)	(2,521)
Total		(3,982)	(1,603)
Foreign exchange effect		21	(127)
End of year balances		2,663	6,624
Line Of Credit Facilities [Member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		703,425	501,830
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(332,730)	(135,042)
Transfers to Stage 1		(172,930)	(30,259)
Transfers to Stage 2		102,899	407,454
Transfers to Stage 3		(10,778)	(6,687)
Others	[10]	(8,766)	(26,950)
Foreign exchange effect		1,439	(6,921)
End of year balances, Loans		282,559	703,425
Beginning of year balances		3,939	18,205
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(1,484)	(4,205)
Transfers to Stage 1		(1,265)	(180)
Transfers to Stage 2		961	3,626
Transfers to Stage 3		(91)	(50)
Impact on the expected credit loss for credits that change stage in the year		(109)	(837)
Others	[11]	294	(12,600)
Total		(1,694)	(14,246)
Foreign exchange effect		5	(20)
End of year balances		2,250	3,939
Line Of Credit Facilities [Member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Loans		15,800	26,076
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(882)	(1,784)
Transfers to Stage 1		0	0
Transfers to Stage 2		(2,462)	(15,278)
Transfers to Stage 3		11,055	6,699
Others	[10]	436	92
Foreign exchange effect		1	(5)
End of year balances, Loans		23,948	15,800
Beginning of year balances		7,369	8,936
New originated or purchased assets		0	0
Assets derecognized or matured (excluding write-offs)		(330)	(631)
Transfers to Stage 1		0	0
Transfers to Stage 2		(264)	(1,640)
Transfers to Stage 3		320	51
Impact on the expected credit loss for credits that change stage in the year		1,202	684
Others	[11]	1,035	(28)
Total		1,963	(1,564)
Foreign exchange effect		3	(3)
End of year balances		S/ 9,335	S/ 7,369

[1]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[2]	he Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Service Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).
[3]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[4]	he Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Service Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).
[5]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[6]	he Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Service Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).
[7]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[8]	he Group applied its expert judgement with the purpose of reflecting the effects of the potential impairment that could be caused by the withdrawals of Compensation for Servive Time (CTS) deposits and of funds managed by the Administrators of Private Pension Funds (AFP), which resulted in a one-time improvement of consumer' credit scores during 2024, and the possible impact of the El Niño event during 2023, that were not considered in the forward-looking model and led to incur in a higher provision for expected loss, see Note 29.1(d.8).
[9]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).
[10]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).
[11]	Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).